Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Expense (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total income tax expense (benefit)						$ 0	$ 0
U.S. federal provision at statutory rate				21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit						2.90%	3.70%
Tax credits						1.90%	2.20%
Permanent items						(7.40%)	(3.90%)
Uncertain tax benefits						(0.90%)	(1.10%)
Change in valuation allowance						(17.50%)	(21.90%)
Effective tax rate				0.00%	0.00%	0.00%	0.00%
Gores Metropoulos, Inc.
Income tax expense at the federal statutory rate						$ 1,446,224	$ (4,617)
State income taxes - net of federal income tax benefits						(29,220)	(1,018)
Change in valuation allowance						24,603	$ 5,635
Total income tax expense (benefit)		$ (46,571)	$ 405,292	$ 171,781	$ 1,132,843	$ 1,441,607
U.S. federal provision at statutory rate	21.00%
Effective tax rate				21.00%